Annual Total Returns[BarChart] - Artisan Sustainable Emerging Markets Fund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(28.13%)	17.03%	(4.39%)	(4.13%)	(12.62%)	16.38%	39.92%	(15.45%)	19.97%	20.76%